UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street, B9

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-4100

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.8%
Beverages	5.3%
Molson Coors Brewing Co. - Class B		1,615,912	$109,946,652
Computers & Peripherals	3.9%
Apple Inc.		435,241	80,567,461
Diversified Financials	4.7%
S&P Global Inc.		469,268	95,679,052
Health Care Equipment & Supplies	3.1%
Abbott Laboratories		653,780	39,874,042
Dentsply Sirona Inc.		539,128	23,597,633
			63,471,675
Hotels, Restaurants & Leisure	3.9%
Chipotle Mexican Grill Inc.(a)		185,512	80,024,311
Information Services	3.6%
Equifax Inc.		591,779	74,037,471
Internet Software & Services	4.3%
eBay Inc.(a)		2,449,663	88,824,780
IT Services	4.8%
Accenture PLC - Class A		608,506	99,545,497
Media	12.2%
News Corp. - Class A		3,295,713	51,083,552
News Corp. - Class B		996,032	15,787,107
Twenty-First Century Fox Inc. - Class A		3,704,610	184,082,071
			250,952,730
Pharmaceuticals	17.8%
GlaxoSmithKline PLC		3,507,431	70,813,409
Johnson & Johnson		1,096,136	133,005,142
Merck & Co. Inc.		614,042	37,272,349
Novartis AG - REG		1,046,585	79,558,638
Zoetis Inc.		531,793	45,303,446
			365,952,984
Software	10.9%
Microsoft Corp.		1,265,011	124,742,735
Oracle Corp.		2,272,422	100,122,913
			224,865,648
Telecommunications	2.6%
AT&T, Inc.		1,668,494	53,575,327
Tobacco	19.7%
Altria Group Inc.		2,604,843	147,929,034
British American Tobacco PLC		1,653,239	83,565,328

See notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Imperial Brands PLC		2,191,389	$81,614,664
Philip Morris International Inc.		1,149,173	92,784,228
			405,893,254
TOTAL COMMON STOCKS (Cost $1,638,569,725)			1,993,336,842
TOTAL INVESTMENTS (Cost $1,638,569,725)	96.8%		1,993,336,842
NET OTHER ASSETS (LIABILITIES)	3.2%		64,890,077
NET ASSETS	100.0%		$2,058,226,919

(a) Non-income producing security.

Abbreviations:

REG – Registered

At June 30, 2018, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	76.7%
United Kingdom	11.4
Ireland	4.8
Switzerland	3.9
TOTAL	96.8%

See notes to Schedule of Investments.

3

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

4

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$1,993,336,842	$—	$—	$1,993,336,842
Total Investments	$1,993,336,842	$—	$—	$1,993,336,842

(1) See investment industries in the Schedule of Investments.

As of June 30, 2018, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2018.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$1,643,912,133	$434,396,068	$(84,971,359)	$349,424,709

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ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.9%
Consumer Discretionary	11.6%
JD.com, Inc. - ADR(a)		8,394	$326,946
Las Vegas Sands Corp.		4,624	353,089
Lojas Renner S.A.(a)		25,777	195,335
Naspers Ltd. - Class N		1,862	473,050
Sands China Ltd.		60,596	324,004
Techtronic Industries Co. Ltd.		55,381	308,825
Yum China Holdings, Inc.		7,294	280,527
Zee Entertainment Enterprises Ltd.		50,070	397,513
			2,659,289
Consumer Staples	28.2%
Ambev S.A. - ADR		181,571	840,674
Amorepacific Corp.		1,744	504,657
Anheuser-Busch InBev S.A./N.V.		4,369	441,333
CP ALL PCL - REG		159,563	353,996
Fomento Economico Mexicano S.A.B. de C.V. - ADR		8,764	769,392
Heineken N.V.		6,878	690,924
ITC Ltd.		120,638	468,712
LG Household & Health Care Ltd.		513	642,573
Thai Beverage PCL		393,778	208,088
Unilever N.V. - CVA		15,291	853,289
Wal-Mart de Mexico S.A.B. de C.V.		184,813	487,245
Wuliangye Yibin Co. Ltd. - Class A(a)		19,492	223,301
			6,484,184
Energy	1.4%
Ultrapar Participacoes S.A.		27,335	324,078
Financials	24.3%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand - ADR		33,244	222,402
Bank Central Asia Tbk PT		155,494	233,024
Bank Polska Kasa Opieki S.A.		8,158	246,113
Bank Rakyat Indonesia Persero Tbk PT		1,195,223	236,876
BB Seguridade Participacoes S.A.		45,710	288,477
Credicorp Ltd.		1,334	300,310
HDFC Bank Ltd.		39,870	1,226,942
Hong Kong Exchanges & Clearing Ltd.		10,984	330,405
Housing Development Finance Corp. Ltd.		26,668	742,687
Kasikornbank PCL - REG		31,465	189,949
Malayan Banking Bhd.		91,800	204,530
Public Bank Bhd.		59,525	344,227
Remgro Ltd.		15,966	237,776
Samsung Fire & Marine Insurance Co. Ltd.		1,489	352,711
United Overseas Bank Ltd.		22,518	442,262
			5,598,691

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Industrials	1.8%
Airports of Thailand PCL - REG		54,800	$104,208
CCR S.A.		37,423	97,715
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B		23,170	214,536
			416,459
Information Technology	21.5%
Alibaba Group Holding Ltd. - ADR(a)		6,007	1,114,479
Autohome, Inc. - ADR		3,886	392,486
Cielo S.A.		80,846	344,598
HCL Technologies Ltd.		21,675	293,023
NetEase, Inc. - ADR		1,177	297,392
Taiwan Semiconductor Manufacturing Co. Ltd.		82,414	585,225
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		14,678	536,628
Tata Consultancy Services Ltd.		30,716	828,366
Tencent Holdings Ltd.		11,129	558,606
			4,950,803
Real Estate	1.1%
Link REIT		26,453	241,582
Telecommunication Services	4.5%
Bharti Infratel Ltd.		63,897	280,292
Telekomunikasi Indonesia Persero Tbk PT		2,880,533	753,803
			1,034,095
Utilities	3.5%
Equatorial Energia S.A.		8,657	126,825
Infraestructura Energetica Nova S.A.B. de C.V.		59,814	266,961
Power Grid Corp. of India Ltd.		152,790	416,680
			810,466
TOTAL COMMON STOCKS (Cost $20,847,812)			22,519,647
PREFERRED STOCKS	1.3%
Financials	1.3%
Bancolombia S.A. - ADR, 3.03%(b)		5,104	243,869
Itau Unibanco Holding S.A. - ADR, 0.47%(b)		5,856	60,785
			304,654
TOTAL PREFERRED STOCKS (Cost $300,208)			304,654
SHORT-TERM INVESTMENTS	1.3%
Northern Institutional
U.S. Government Select Portfolio, 1.75%		289,798	289,798
TOTAL SHORT-TERM INVESTMENTS (Cost $289,798)			289,798
TOTAL INVESTMENTS
(Cost $21,437,818)	100.5%		23,114,099
NET OTHER ASSETS (LIABILITIES)	(0.5%)		(109,208)
NET ASSETS	100.0%		$23,004,891

(a) Non-income producing security.

(b) Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

REIT – Real Estate Investment Trust

At June 30, 2018, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	20.2%
China	13.9
Brazil	9.9
Mexico	8.5
South Korea	6.5
Indonesia	5.3
Taiwan	4.9
Hong Kong	3.8
Thailand	3.7
United Kingdom	3.7
South Africa	3.1
Netherlands	3.0
Malaysia	2.4
All other countries less than 2%	10.3
Total	99.2%

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	97.4%
Consumer Discretionary	20.6%
Amazon.com, Inc.(a)		1,038	$1,764,392
Booking Holdings, Inc.(a)		447	906,109
Industria de Diseno Textil S.A.		28,610	977,599
NIKE, Inc. - Class B		13,575	1,081,656
O’Reilly Automotive, Inc.(a)		2,077	568,205
Paddy Power Betfair PLC		12,255	1,359,582
Royal Caribbean Cruises Ltd.		5,501	569,904
Starbucks Corp.		19,787	966,595
TJX (The) Cos., Inc.		11,882	1,130,929
Walt Disney (The) Co.		9,604	1,006,595
			10,331,566
Consumer Staples	19.9%
Alimentation Couche-Tard, Inc. - Class B		35,225	1,530,217
Ambev S.A. - ADR		105,282	487,456
Amorepacific Corp.		1,296	375,020
Anheuser-Busch InBev S.A./N.V.		10,400	1,050,553
British American Tobacco PLC		10,282	519,718
LG Household & Health Care Ltd.		90	112,732
Nestle S.A. - REG		11,218	871,114
PepsiCo, Inc.		10,074	1,096,756
Philip Morris International, Inc.		11,488	927,541
Reckitt Benckiser Group PLC		14,652	1,206,434
Unilever N.V. - CVA		31,908	1,780,573
			9,958,114
Financials	16.9%
AIB Group PLC		100,541	545,965
Berkshire Hathaway, Inc. - Class B(a)		7,209	1,345,560
CME Group, Inc.		6,541	1,072,201
HDFC Bank Ltd.		10,181	313,305
HDFC Bank Ltd. - ADR		17,771	1,866,310
Housing Development Finance Corp. Ltd.		53,431	1,488,020
M&T Bank Corp.		2,843	483,736
PNC Financial Services Group (The), Inc.		3,306	446,641
Wells Fargo & Co.		16,597	920,138
			8,481,876
Health Care	10.1%
Abbott Laboratories		8,237	502,375
Becton Dickinson and Co.		4,356	1,043,523
Johnson & Johnson		4,069	493,733
Medtronic PLC		14,740	1,261,891
UnitedHealth Group, Inc.		7,147	1,753,445
			5,054,967

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Industrials	7.0%
Canadian National Railway Co.		8,038	$657,457
Nielsen Holdings PLC		29,904	924,931
RELX N.V.		43,728	932,712
Safran S.A.		8,279	1,005,978
			3,521,078
Information Technology	20.2%
Alibaba Group Holding Ltd. - ADR(a)		6,708	1,244,535
Alphabet, Inc. - Class C(a)		1,401	1,563,026
Facebook, Inc. - Class A(a)		4,038	784,664
Mastercard, Inc. - Class A		8,734	1,716,406
SAP S.E.		12,002	1,386,877
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		34,408	1,257,956
Tencent Holdings Ltd.		9,384	471,018
Visa, Inc. - Class A		13,044	1,727,678
			10,152,160
Materials	1.2%
Martin Marietta Materials, Inc.		2,752	614,604
Real Estate	1.5%
American Tower Corp.		5,279	761,074
TOTAL COMMON STOCKS (Cost $39,714,980)			48,875,439
SHORT-TERM INVESTMENTS	3.5%
Northern Institutional
U.S. Government Select Portfolio, 1.75%		1,735,991	1,735,991
TOTAL SHORT-TERM INVESTMENTS (Cost $1,735,991)			1,735,991
TOTAL INVESTMENTS
(Cost $41,450,971)	100.9%		50,611,430
NET OTHER ASSETS (LIABILITIES)	(0.9%)		(445,229)
NET ASSETS	100.0%		$50,166,201

(a) Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

 At June 30, 2018, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	52.2%
United Kingdom	8.8
India	7.3
Ireland	6.3
Canada	4.4
China	3.4
Germany	2.8
Taiwan	2.5
Belgium	2.1
France	2.0
All other countries less than 2%	5.6
Total	97.4%

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.9%
Consumer Discretionary	16.4%
Aptiv PLC		4,503	$412,610
Booking Holdings, Inc.(a)		536	1,086,520
Domino’s Pizza Group PLC		94,349	431,950
Industria de Diseno Textil S.A.		19,098	652,575
LVMH Moet Hennessy Louis Vuitton S.E.		2,045	681,100
Naspers Ltd. - Class N		1,285	326,461
Paddy Power Betfair PLC		8,055	893,630
Shimano, Inc.		3,555	522,100
Techtronic Industries Co. Ltd.		61,375	342,250
			5,349,196
Consumer Staples	23.3%
Alimentation Couche-Tard, Inc. - Class B		22,077	959,052
Ambev S.A. - ADR		70,801	327,809
Anheuser-Busch InBev S.A./N.V.		7,481	755,691
British American Tobacco PLC		14,528	734,339
Diageo PLC		9,629	345,908
Heineken N.V.		4,904	492,627
L’Oreal S.A.		1,503	371,226
Nestle S.A. - REG		10,842	841,916
Philip Morris International, Inc.		9,502	767,191
Reckitt Benckiser Group PLC		11,055	910,260
Unilever N.V. - CVA		19,983	1,115,118
			7,621,137
Financials	12.2%
AIB Group PLC		111,159	603,623
HDFC Bank Ltd.		3,922	120,694
HDFC Bank Ltd. - ADR		12,374	1,299,518
Housing Development Finance Corp. Ltd.		41,970	1,168,838
London Stock Exchange Group PLC		8,240	486,210
UBS Group A.G. - REG(a)		20,158	311,947
			3,990,830
Health Care	5.2%
CSL Ltd.		2,485	354,233
Grifols S.A.		27,959	841,730
Medtronic PLC		5,782	494,997
			1,690,960
Industrials	17.4%
Aena SME S.A.		4,029	731,638
Bunzl PLC		16,029	485,490
Canadian National Railway Co.		9,625	787,264
DCC PLC		7,092	645,349
Kingspan Group PLC		7,080	354,202
RELX N.V.		38,292	816,763

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Rentokil Initial PLC		77,642	$359,458
Safran S.A.		6,216	755,304
Teleperformance		4,358	770,007
			5,705,475
Information Technology	19.5%
Accenture PLC - Class A		2,167	354,499
Alibaba Group Holding Ltd. - ADR(a)		3,715	689,244
Constellation Software, Inc.		1,172	908,920
Keyence Corp.		834	471,255
Mastercard, Inc. - Class A		5,298	1,041,163
SAP S.E.		7,134	824,361
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		21,096	771,270
Tencent Holdings Ltd.		9,408	472,223
Visa, Inc. - Class A		6,286	832,581
			6,365,516
Materials	1.6%
HeidelbergCement A.G.		6,257	526,683
Utilities	1.3%
Power Grid Corp. of India Ltd.		154,245	420,648
TOTAL COMMON STOCKS (Cost $27,426,039)			31,670,445
SHORT-TERM INVESTMENTS	2.9%
Northern Institutional
U.S. Government Select Portfolio, 1.75%		952,856	952,856
TOTAL SHORT-TERM INVESTMENTS (Cost $952,856)			952,856
TOTAL INVESTMENTS
(Cost $28,378,895)	99.8%		32,623,301
NET OTHER ASSETS (LIABILITIES)	0.2%		62,220
NET ASSETS	100.0%		$32,685,521

(a) Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See notes to Schedule of Investments.

8

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

At June 30, 2018, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United Kingdom	17.4%
Ireland	11.5
United States	11.4
India	9.2
Canada	8.1
France	7.9
Spain	6.8
Germany	4.1
China	3.6
Switzerland	3.5
Japan	3.0
Taiwan	2.4
Belgium	2.3
All other countries less than 2%	5.7
Total	96.9%

See notes to Schedule of Investments.

9

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.7%
Consumer Discretionary	25.2%
Amazon.com, Inc.(a)		187	$317,863
Aptiv PLC		1,466	134,330
Booking Holdings, Inc.(a)		92	186,492
Comcast Corp. - Class A		6,526	214,118
Home Depot (The), Inc.		1,367	266,702
Las Vegas Sands Corp.		2,012	153,636
NIKE, Inc. - Class B		2,499	199,120
O’Reilly Automotive, Inc.(a)		731	199,980
Royal Caribbean Cruises Ltd.		1,768	183,165
Starbucks Corp.		5,201	254,069
TJX (The) Cos., Inc.		2,514	239,282
Walt Disney (The) Co.		2,764	289,695
			2,638,452
Consumer Staples	19.9%
Alimentation Couche-Tard, Inc. - Class B		8,499	369,207
Altria Group, Inc.		1,828	103,812
Anheuser-Busch InBev S.A./N.V. - ADR		2,182	219,858
Casey’s General Stores, Inc.		1,514	159,091
Coca-Cola (The) Co.		2,429	106,536
Kraft Heinz (The) Co.		5,771	362,534
Mondelez International, Inc. - Class A		6,512	266,992
PepsiCo, Inc.		3,566	388,231
Philip Morris International, Inc.		1,268	102,378
			2,078,639
Financials	11.4%
Berkshire Hathaway, Inc. - Class B(a)		1,909	356,315
CME Group, Inc.		1,793	293,909
M&T Bank Corp.		587	99,878
Moody’s Corp.		344	58,673
PNC Financial Services Group (The), Inc.		1,185	160,093
Wells Fargo & Co.		3,946	218,766
			1,187,634
Health Care	15.1%
Abbott Laboratories		1,663	101,426
Becton Dickinson and Co.		1,126	269,745
Boston Scientific Corp.(a)		7,931	259,344
Edwards Lifesciences Corp.(a)		577	83,994
Johnson & Johnson		1,279	155,194
Medtronic PLC		3,735	319,753
UnitedHealth Group, Inc.		1,588	389,600
			1,579,056

See notes to Schedule of Investments.

10

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Industrials	3.7%
Air Lease Corp.		4,406	$184,920
Nielsen Holdings PLC		6,530	201,973
			386,893
Information Technology	16.4%
Adobe Systems, Inc.(a)		534	130,194
Alphabet, Inc. - Class C(a)		294	328,001
Amphenol Corp. - Class A		1,213	105,713
Facebook, Inc. - Class A(a)		841	163,423
Mastercard, Inc. - Class A		1,705	335,067
Microsoft Corp.		2,220	218,914
Oracle Corp.		2,129	93,804
Visa, Inc. - Class A		2,547	337,350
			1,712,466
Materials	4.9%
Ecolab, Inc.		979	137,383
Martin Marietta Materials, Inc.		692	154,544
Sherwin-Williams (The) Co.		542	220,903
			512,830
Real Estate	2.1%
American Tower Corp.		1,521	219,283
TOTAL COMMON STOCKS (Cost $9,866,079)			10,315,253
SHORT-TERM INVESTMENTS	3.1%
Northern Institutional
U.S. Government Select Portfolio, 1.75%		317,861	317,861
TOTAL SHORT-TERM INVESTMENTS (Cost $317,861)			317,861
TOTAL INVESTMENTS
(Cost $10,183,940)	101.8%		10,633,114
NET OTHER ASSETS (LIABILITIES)	(1.8%)		(183,772)
NET ASSETS	100.0%		$10,449,342

(a) Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

At June 30, 2018, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	88.7%
Ireland	4.4
Canada	3.5
Belgium	2.1
Total	98.7%

See notes to Schedule of Investments.

11

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund, the Vontobel Global Equity Institutional Fund, the Vontobel International Equity Institutional Fund, and the Vontobel U.S. Equity Institutional Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, January 2, 2015, and March 27, 2018, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit

12

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing each Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Vontobel Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$2,659,289	$—	$—	$2,659,289
Consumer Staples	6,130,188	353,996	—	6,484,184
Energy	324,078	—	—	324,078
Financials	5,598,691	—	—	5,598,691
Industrials	312,251	104,208	—	416,459
Information Technology	4,950,803	—	—	4,950,803
Real Estate	241,582	—	—	241,582
Telecommunications Services	1,034,095	—	—	1,034,095
Utilities	810,466	—	—	810,466
Preferred Stocks	304,654	—	—	304,654
Short-Term Investments	289,798	—	—	289,798
Total Investments	$22,655,895	$458,204	$—	$23,144,099
Vontobel Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$10,331,566	$—	$—	$10,331,566
Consumer Staples	9,958,114	—	—	9,958,114
Financials	8,481,876	—	—	8,481,876
Health Care	5,054,967	—	—	5,054,967
Industrials	3,521,078	—	—	3,521,078
Information Technology	10,152,160	—	—	10,152,160
Materials	614,604	—	—	614,604
Real Estate	761,074	—	—	761,074

13

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments	1,735,991	—	—	1,735,991
Total Investments	$50,611,430	$—	$—	$50,611,430
Vontobel International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$5,349,196	$—	$—	$5,349,196
Consumer Staples	7,621,137	—	—	7,621,137
Financials	3,990,830	—	—	3,990,830
Health Care	1,690,960	—	—	1,690,960
Industrials	5,705,475	—	—	5,705,475
Information Technology	6,365,516	—	—	6,365,516
Materials	526,683	—	—	526,683
Utilities	420,648	—	—	420,648
Short-Term Investments	952,856	—	—	952,856
Total Investments	$32,623,301	$—	$—	$32,623,301
Vontobel U.S. Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,638,452	$—	$—	$2,638,452
Consumer Staples	2,078,639	—	—	2,078,639
Financials	1,187,634	—	—	1,187,634
Health Care	1,579,056	—	—	1,579,056
Industrials	386,893	—	—	386,893
Information Technology	1,712,466	—	—	1,712,466
Materials	512,830	—	—	512,830
Real Estate	219,283	—	—	219,283
Short-Term Investments	317,861	—	—	317,861
Total Investments	$10,633,114	$—	$—	$10,633,114

As of June 30, 2018, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2018.

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

14

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of June 30, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Vontobel Global Emerging Markets Equity Institutional Fund	$21,907,385	$2,812,790	$(1,606,076)	$1,206,714
Vontobel Global Equity Institutional Fund	41,951,475	9,541,542	(881,587)	8,659,955
Vontobel International Equity Institutional Fund	28,682,335	4,833,060	(892,094)	3,940,966
Vontobel U.S. Equity Institutional Fund	10,183,940	602,894	(153,720)	449,174

15

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.0%
China	24.7%
AAC Technologies Holdings, Inc.		465,808	$6,560,593
Anhui Conch Cement Co. Ltd. - Class H		613,579	3,519,305
China Merchants Bank Co. Ltd. - Class H		1,846,905	6,815,017
ENN Energy Holdings Ltd.		252,000	2,478,051
JD.com, Inc. - ADR(a)		165,476	6,445,290
Li Ning Co. Ltd.(a)		2,821,619	3,110,916
Ping An Insurance Group Co. of China Ltd. - Class H		657,281	6,048,701
Tencent Holdings Ltd.		225,800	11,333,746
Weibo Corp. - ADR(a)		120,344	10,681,734
			56,993,353
Hong Kong	2.5%
CK Hutchison Holdings Ltd.		451,616	4,789,241
Hang Seng Bank Ltd.		34,454	861,614
			5,650,855
India	20.3%
Asian Paints Ltd.		125,454	2,315,264
Biocon Ltd.		595,780	5,387,368
GAIL India Ltd.		900,492	4,471,899
ITC Ltd.		1,748,109	6,791,894
Nestle India Ltd.		46,392	6,642,490
Ramco Systems Ltd.(a)		497,002	2,469,958
Reliance Industries Ltd.		572,375	8,123,857
Tata Consultancy Services Ltd.		239,972	6,471,696
Vedanta Ltd.		1,154,427	3,979,795
			46,654,221
Indonesia	5.3%
AKR Corporindo Tbk PT		16,221,977	4,867,725
Gudang Garam Tbk PT		1,578,337	7,407,059
			12,274,784
Italy	3.9%
PRADA S.p.A.		1,966,400	9,098,134
Macau	3.6%
Sands China Ltd.		1,529,958	8,180,603
Malaysia	2.8%
Genting Malaysia Bhd.		5,327,628	6,436,149
Philippines	2.7%
Jollibee Foods Corp.		1,260,283	6,210,792
South Korea	10.9%
Hana Financial Group, Inc.		106,683	4,101,720
Hanssem Co. Ltd.		41,801	3,938,183
KB Financial Group, Inc.		84,340	3,995,650

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
LG Household & Health Care Ltd.		6,500	$8,141,767
POSCO		16,900	4,988,874
			25,166,194
Taiwan	13.7%
Elite Material Co. Ltd.		1,528,307	4,000,161
Largan Precision Co. Ltd.		19,192	2,826,380
Makalot Industrial Co. Ltd.		1,028,065	4,619,608
Nien Made Enterprise Co. Ltd.		605,601	5,174,379
Taiwan Paiho Ltd.		1,611,203	3,392,729
Taiwan Semiconductor Manufacturing Co. Ltd.		1,628,000	11,560,490
			31,573,747
Thailand	4.1%
CP ALL PCL		165,100	366,280
CP ALL PCL - REG		1,547,400	3,432,958
Thai Beverage PCL		10,836,830	5,726,618
			9,525,856
United Kingdom	2.5%
HSBC Holdings PLC		613,600	5,756,215
TOTAL COMMON STOCKS (Cost $228,374,833)			223,520,903
TOTAL INVESTMENTS
(Cost $228,374,833)	97.0%		223,520,903
NET OTHER ASSETS (LIABILITIES)	3.0%		6,812,757
NET ASSETS	100.0%		$230,333,660

(a) Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At June 30, 2018 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	24.6%
Consumer Staples	16.7
Energy	3.5
Financials	12.0
Health Care	2.3
Industrials	4.2
Information Technology	24.3
Materials	6.4
Utilities	3.0
Total	97.0%

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	92.9%
China	15.1%
China Petroleum & Chemical Corp. - ADR		82,987	$7,455,552
China Petroleum & Chemical Corp. - Class H		5,801,757	5,183,838
CNOOC Ltd.		2,878,611	4,967,930
CNOOC Ltd. - ADR		43,213	7,399,794
ENN Energy Holdings Ltd.		1,050,720	10,332,294
Haitian International Holdings Ltd.		1,097,012	2,589,561
Hengan International Group Co. Ltd.		1,541,585	14,835,025
Tingyi Cayman Islands Holding Corp.		4,299,350	9,973,510
Xinyi Solar Holdings Ltd.		12,409,513	3,811,936
			66,549,440
Czech Republic	1.0%
Komercni Banka A.S.		105,638	4,445,230
Hong Kong	9.8%
China Mobile Ltd.		646,263	5,741,375
China Mobile Ltd. - ADR		299,170	13,280,156
China Overseas Land & Investment Ltd.		2,826,820	9,313,921
China Overseas Property Holdings Ltd.		14,210,726	4,709,377
China Resources Land Ltd.		1,627,354	5,486,325
Haier Electronics Group Co. Ltd.		1,370,995	4,691,957
			43,223,111
India	16.1%
Apollo Tyres Ltd.		2,218,122	8,223,060
Axis Bank Ltd.		841,399	6,272,883
Container Corp. of India Ltd.		437,370	4,163,681
HDFC Bank Ltd. - ADR		51,024	5,358,541
ICICI Bank Ltd. - ADR		1,448,836	11,634,153
Info Edge India Ltd.		189,744	3,285,453
ITC Ltd.		2,150,987	8,357,188
Reliance Industries Ltd.		903,745	12,827,072
Reliance Industries Ltd. - GDR(a)		54,199	1,522,992
Yes Bank Ltd.		1,969,925	9,765,526
			71,410,549
Jersey	2.1%
Randgold Resources Ltd.		121,462	9,329,430
Mexico	3.5%
Bolsa Mexicana de Valores S.A.B. de C.V.		758,312	1,272,238
Megacable Holdings S.A.B. de C.V. - CPO		727,323	2,996,782
Wal-Mart de Mexico S.A.B. de C.V.		4,249,822	11,204,324
			15,473,344
Russia	5.4%
Globaltrans Investment PLC - REG - GDR		298,512	3,044,822
Lenta Ltd. - REG - GDR(b)		763,615	4,207,519
Magnit PJSC - REG - GDR		130,344	2,346,192

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sberbank of Russia PJSC - ADR (London International Exchange)		950,919	$13,726,516
Sberbank of Russia PJSC - ADR (OTC U.S. Exchange)		36,418	522,780
			23,847,829
South Africa	6.4%
Naspers Ltd. - Class N		111,941	28,439,175
South Korea	19.8%
Cheil Worldwide, Inc.		259,994	4,817,296
Com2uS Corp.		43,676	6,583,731
Hyundai Motor Co.		13,503	1,520,526
LG Household & Health Care Ltd.		3,759	4,708,447
NAVER Corp.		9,278	6,351,829
S-1 Corp.		100,589	8,736,667
Samsung Electronics Co. Ltd.		652,013	27,291,527
Samsung Electronics Co. Ltd. - GDR		10,428	10,897,260
SK Hynix, Inc.		107,679	8,280,027
SK Telecom Co. Ltd.		41,183	8,609,815
			87,797,125
Taiwan	13.7%
Cathay Financial Holding Co. Ltd.		6,269,580	11,063,299
Cleanaway Co. Ltd.		440,000	2,756,449
Fubon Financial Holding Co. Ltd.		4,457,500	7,470,957
Hon Hai Precision Industry Co. Ltd.		4,637,152	12,654,314
MediaTek, Inc.		910,953	8,963,573
Mega Financial Holding Co. Ltd.		4,291,719	3,786,583
Primax Electronics Ltd.		1,187,384	2,406,820
Shin Kong Financial Holding Co. Ltd.		16,987,620	6,546,880
Tong Yang Industry Co. Ltd.		3,330,621	5,128,906
			60,777,781
TOTAL COMMON STOCKS (Cost $382,068,768)			411,293,014
PREFERRED STOCKS	2.0%
Brazil	0.8%
Banco Bradesco S.A. - ADR(b)		539,421	3,700,428
South Korea	1.2%
Hyundai Motor Co. - REG - GDR, 7.67%(c)		1,001	37,137
Hyundai Motor Co. Ltd., 5.07%(c)		70,813	5,229,170
			5,266,307
TOTAL PREFERRED STOCKS (Cost $10,254,381)			8,966,735
TOTAL INVESTMENTS
(Cost $392,323,149)	94.9%		420,259,749
NET OTHER ASSETS (LIABILITIES)	5.1%		22,450,435
NET ASSETS	100.0%		$442,710,184

(a) Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b) Non-income producing security.

(c) Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Abbreviations:

ADR – American Depositary Receipt

CPO – Certificados de Partcipatión Ordinario

GDR – Global Depositary Receipt

REG – Registered

At June 30, 2018 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	13.8%
Consumer Staples	12.6
Energy	8.9
Financials	19.3
Industrials	4.8
Information Technology	20.5
Materials	2.1
Real Estate	4.4
Telecommunication Services	6.2
Utilities	2.3
Total	94.9%

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.9%
Argentina	0.5%
Banco Macro S.A. - ADR		1,400	$82,306
Pampa Energia S.A. - ADR(a)		1,653	59,128
			141,434
Austria	0.5%
Vienna Insurance Group A.G. Wiener Versicherung Gruppe		5,037	137,408
Brazil	3.0%
Embraer S.A. - ADR		5,307	132,144
Estacio Participacoes S.A.		8,100	50,952
International Meal Co. Alimentacao S.A.		43,488	88,979
Localiza Rent a Car S.A.(a)		21,917	134,191
Magazine Luiza S.A.		9,000	297,210
Mahle-Metal Leve S.A.		17,100	114,801
			818,277
Canada	1.7%
Fortuna Silver Mines, Inc.(a)		41,714	236,936
Guyana Goldfields, Inc.(a)		21,918	81,860
International Petroleum Corp.(a)		21,113	141,433
			460,229
Chile	0.7%
Vina Concha y Toro S.A.		86,464	176,939
China	23.3%
BEST, Inc. - ADR(a)		22,023	269,121
China Conch Venture Holdings Ltd.		86,000	314,597
China Lilang Ltd.		295,000	423,384
China Suntien Green Energy Corp. Ltd. - Class H		887,000	255,509
Chinasoft International Ltd.(a)		248,000	193,454
Chlitina Holding Ltd.		38,000	370,172
Hollysys Automation Technologies Ltd.		9,033	199,991
Hua Hong Semiconductor Ltd.(b)		177,972	611,342
Huazhu Group Ltd. - ADR		3,580	150,324
JNBY Design Ltd.		105,500	241,777
Kingdee International Software Group Co. Ltd.		428,000	438,059
Lifetech Scientific Corp.(a)		548,000	173,223
Luye Pharma Group Ltd.		409,500	420,169
Maanshan Iron & Steel Co. Ltd. - Class H(a)		730,000	324,730
Noah Holdings Ltd. - ADS(a)		5,745	299,602
On-Bright Electronics, Inc.		13,000	121,095
Shanghai Jin Jiang International Hotels Group Co. Ltd. - Class H		834,000	338,039
Silergy Corp.		9,613	233,637
Sinotrans Ltd. - Class H		648,000	341,939
Uni-President China Holdings Ltd.		447,000	574,304
			6,294,468

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Czech Republic	0.6%
Central European Media Enterprises Ltd. - Class A(a)		37,455	$155,438
Greece	0.5%
Eurobank Ergasias S.A.(a)		136,360	142,521
Hong Kong	11.4%
Ausnutria Dairy Corp. Ltd.		66,000	72,178
China Jinmao Holdings Group Ltd.		272,000	136,596
China Overseas Property Holdings Ltd.		970,000	321,454
China Water Affairs Group Ltd.		334,000	348,662
CIMC Enric Holdings Ltd.		272,000	258,978
K Wah International Holdings Ltd.		391,000	225,263
Nissin Foods Co. Ltd.		575,000	334,933
SITC International Holdings Co. Ltd.		334,000	372,502
SSY Group Ltd.		524,333	582,102
United Laboratories International Holdings (The) Ltd.		428,039	445,737
			3,098,405
Hungary	0.1%
Waberer’s International Nyrt.(a)		2,432	29,322
India	7.5%
Endurance Technologies Ltd.(b)		14,411	262,749
Future Retail Ltd.(a)		28,801	241,602
Jindal Steel & Power Ltd.(a)		102,812	334,703
KEC International Ltd.		85,708	419,002
PVR Ltd.		12,854	257,830
WNS Holdings Ltd. - ADR(a)		9,960	519,713
			2,035,599
Indonesia	1.5%
Bank Tabungan Negara Persero Tbk PT		827,439	141,467
Indo Tambangraya Megah Tbk PT		92,700	144,743
Timah Tbk PT		1,994,600	112,744
			398,954
Italy	0.2%
Maire Tecnimont S.p.A.		12,430	55,886
Jordan	0.8%
Hikma Pharmaceuticals PLC		11,000	217,904
Malaysia	2.9%
Serba Dinamik Holdings Bhd.		408,400	328,580
Top Glove Corp. Bhd.		152,200	457,410
			785,990
Mexico	1.0%
Alsea S.A.B. de C.V.		48,888	168,374
Grupo Comercial Chedraui S.A. de C.V.		43,400	100,697
			269,071

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Philippines	1.8%
Bloomberry Resorts Corp.		1,496,657	$273,432
Wilcon Depot, Inc.		947,900	211,365
			484,797
Poland	2.4%
11 bit studios S.A.(a)		723	87,633
Bank Millennium S.A.(a)		93,084	199,307
Dino Polska S.A.(a)(b)		13,209	366,755
			653,695
Russia	1.2%
Globaltrans Investment PLC - REG - GDR		32,700	333,540
South Africa	1.7%
Astral Foods Ltd.		2,073	43,134
Barloworld Ltd.		9,342	88,329
Coronation Fund Managers Ltd.		24,506	104,169
Netcare Ltd.		41,791	84,146
Sappi Ltd.		20,924	139,570
			459,348
South Korea	15.4%
Aekyung Industrial Co. Ltd.(a)		4,813	320,003
Dentium Co. Ltd.		3,567	285,808
Doosan Heavy Industries & Construction Co. Ltd.(a)		3,616	50,776
Douzone Bizon Co. Ltd.		6,070	337,676
Fila Korea Ltd.		3,320	100,240
GS Engineering & Construction Corp.		8,817	363,914
Hana Tour Service, Inc.		1,332	104,457
Hotel Shilla Co. Ltd.		4,949	548,409
InBody Co. Ltd.		4,247	122,132
KEPCO Plant Service & Engineering Co. Ltd.		2,027	64,839
Koh Young Technology, Inc.		1,023	93,626
KoMiCo Ltd.		3,273	83,550
L&F Co. Ltd.		4,653	211,671
Medy-Tox, Inc.		394	271,257
Nasmedia Co. Ltd.		2,688	138,440
OCI Co. Ltd.		671	62,013
Shinsegae, Inc.		1,273	458,600
SK Materials Co. Ltd.		1,627	261,167
Soulbrain Co. Ltd.		3,036	168,621
WONIK IPS Co. Ltd.		4,432	111,744
			4,158,943
Switzerland	1.0%
Luxoft Holding, Inc.(a)		1,956	72,079
Wizz Air Holdings PLC(a)(b)		4,092	194,415
			266,494

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	10.8%
Airtac International Group		17,268	$245,525
Asia Cement Corp.		188,000	206,570
ASMedia Technology, Inc.		21,000	335,438
ASPEED Technology, Inc.		4,000	104,826
Chailease Holding Co. Ltd.		118,000	387,031
Chroma ATE, Inc.		32,000	172,130
Foxsemicon Integrated Technology, Inc.		29,320	182,237
General Interface Solution Holding Ltd.		17,000	110,402
Global PMX Co. Ltd.		28,000	139,594
Kingpak Technology, Inc.		25,000	163,176
Nanya Technology Corp.		93,000	253,788
Parade Technologies Ltd.		14,540	244,173
St. Shine Optical Co. Ltd.		6,190	141,713
Taimide Tech, Inc.		82,979	227,258
			2,913,861
Thailand	1.1%
Origin Property PCL - REG		233,600	115,637
Precious Shipping PCL - REG(a)		552,400	185,078
			300,715
Turkey	0.5%
Arcelik A.S.		20,434	67,834
Turk Traktor ve Ziraat Makineleri A.S.		5,033	56,971
			124,805
United States	0.8%
Bizlink Holding, Inc.		31,000	218,099
TOTAL COMMON STOCKS (Cost $24,441,098)			25,132,142
EQUITY-LINKED SECURITIES	4.6%
India	4.6%
Jamna Auto Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/17/21(b)		288,235	360,110
V.I.P. Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/17/19(b)		86,777	539,799
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20(b)		45,968	351,427
			1,251,336
TOTAL EQUITY-LINKED SECURITIES (Cost $1,155,248)			1,251,336
PREFERRED STOCKS	0.4%
Brazil	0.4%
Azul S.A. - ADR(a)		6,332	103,592
TOTAL PREFERRED STOCKS (Cost $197,063)			103,592
TOTAL INVESTMENTS
(Cost $25,793,409)	97.9%		26,487,070
NET OTHER ASSETS (LIABILITIES)	2.1%		567,126
NET ASSETS	100.0%		$27,054,196

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

(a) Non-income producing security.

(b) Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

ADS – American Depositary Share

GDR – Global Depositary Receipt

REG – Registered

At June 30, 2018 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	21.2%
Consumer Staples	8.7
Energy	3.2
Financials	5.5
Health Care	11.8
Industrials	17.0
Information Technology	18.0
Materials	8.0
Real Estate	3.0
Utilities	1.5
Total	97.9%

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	89.1%
Australia	6.7%
BHP Billiton PLC		560,739	$12,625,003
Newcrest Mining Ltd.		678,832	10,951,658
South32 Ltd.		4,448,900	11,885,595
			35,462,256
Brazil	1.6%
B3 S.A. - Brasil Bolsa Balcao(a)		1,618,478	8,539,734
Canada	2.4%
First Quantum Minerals Ltd.		851,354	12,543,816
China	4.5%
Alibaba Group Holding Ltd. - ADR(a)		58,720	10,894,322
Momo, Inc. - ADR(a)		298,882	13,001,367
			23,895,689
France	2.3%
TOTAL S.A.		198,646	12,111,613
Germany	6.2%
Infineon Technologies A.G.		414,500	10,566,879
SAP S.E.		98,675	11,402,273
Siemens A.G. - REG		81,935	10,833,308
			32,802,460
Hong Kong	1.9%
Hong Kong Exchanges & Clearing Ltd.		337,104	10,140,275
Ireland	2.3%
Accenture PLC - Class A		73,087	11,956,302
Japan	15.1%
Kao Corp.		163,466	12,476,067
Mitsui & Co. Ltd.		641,745	10,708,792
Nippon Telegraph & Telephone Corp.		236,960	10,778,400
NTT DOCOMO, Inc.		455,600	11,614,786
PeptiDream, Inc.(a)		258,153	10,749,088
Renesas Electronics Corp.(a)		1,101,239	10,802,019
SBI Holdings, Inc.		471,148	12,145,205
			79,274,357
New Zealand	2.2%
a2 Milk Co. Ltd.(a)		1,519,446	11,829,383
United Kingdom	4.7%
IHS Markit Ltd.(a)		241,479	12,457,902
Rio Tinto PLC		216,708	12,014,877
			24,472,779
United States	39.2%
Alcoa Corp.(a)		234,340	10,985,859
Alphabet, Inc. - Class C(a)		10,333	11,528,011
Cboe Global Markets, Inc.		109,219	11,366,421
Citrix Systems, Inc.(a)		117,932	12,363,991

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
CME Group, Inc.		76,853	$12,597,744
Cree, Inc.(a)		258,183	10,732,667
E*TRADE Financial Corp.(a)		196,610	12,024,668
Freeport-McMoRan, Inc.		640,901	11,061,951
Intercontinental Exchange, Inc.		162,721	11,968,130
Intuit, Inc.		59,101	12,074,630
Lazard Ltd. - Class A		210,582	10,299,566
Micron Technology, Inc.(a)		194,678	10,208,914
Microsoft Corp.		132,843	13,099,648
Nasdaq, Inc.		136,785	12,484,367
NextEra Energy, Inc.		67,512	11,276,529
Oracle Corp.		234,095	10,314,226
Raymond James Financial, Inc.		116,668	10,424,286
TD Ameritrade Holding Corp.		210,417	11,524,539
			206,336,147
TOTAL COMMON STOCKS (Cost $339,237,607)			469,364,811
TOTAL INVESTMENTS
(Cost $339,237,607)	89.1%		469,364,811
NET OTHER ASSETS (LIABILITIES)	10.9%		57,407,358
NET ASSETS	100.0%		$526,772,169

(a) Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At June 30, 2018 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Staples	4.6%
Energy	2.3
Financials	23.4
Health Care	2.0
Industrials	6.5
Information Technology	28.3
Materials	15.6
Telecommunication Services	4.3
Utilities	2.1
Total	89.1%

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	48.6%
Advertising	1.9%
Omnicom Group, Inc.		4,089	$311,868
Publicis Groupe S.A.		1,691	116,392
WPP PLC		10,594	166,798
			595,058
Agriculture	1.1%
Philip Morris International, Inc.		4,363	352,269
Auto Manufacturers	0.7%
Daimler A.G. - REG		3,538	227,779
Banks	1.7%
BB&T Corp.		5,418	273,284
Intesa Sanpaolo S.p.A.		95,159	276,316
			549,600
Beverages	0.7%
Diageo PLC		5,890	211,590
Building Materials	2.0%
Cie de Saint-Gobain		3,480	155,527
HeidelbergCement A.G.		4,844	407,744
Italmobiliare S.p.A.		3,327	81,591
			644,862
Chemicals	0.1%
Praxair, Inc.		198	31,314
Commercial Services	2.5%
G4S PLC		63,256	223,482
H&R Block, Inc.		8,305	189,188
ISS A/S		10,529	361,916
			774,586
Cosmetics/Personal Care	1.5%
Colgate-Palmolive Co.		4,035	261,508
Unilever PLC		3,745	207,188
			468,696
Diversified Financial Services	0.2%
Azimut Holding S.p.A.		5,025	77,783
Electric	1.0%
Duke Energy Corp.		2,025	160,137
PPL Corp.		5,570	159,024
			319,161
Energy-Alternate Sources	0.6%
TransAlta Renewables, Inc.		18,989	179,685
Food	3.6%
Danone S.A.		5,277	387,435
Nestle S.A. - REG		6,330	491,545
Sligro Food Group N.V.		4,604	241,407
			1,120,387

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Food Service	1.0%
Compass Group PLC		10,609	$226,610
Sodexo S.A.		780	77,990
			304,600
Home Builders	1.9%
Berkeley Group Holdings (The) PLC		2,768	138,269
Sekisui House Ltd.		26,400	467,362
			605,631
Insurance	1.4%
Allianz S.E. - REG		2,113	436,808
Investment Companies	1.0%
Asian Pay Television Trust		598,340	177,855
Investor AB - Class B		3,695	150,535
			328,390
Lodging	0.4%
Mandarin Oriental International Ltd.		60,900	141,897
Machinery-Diversified	0.7%
Flowserve Corp.		5,139	207,616
Media	0.5%
NOS SGPS S.A.		31,622	173,341
Mining	1.6%
Agnico Eagle Mines Ltd.		2,239	102,613
Franco-Nevada Corp.		1,292	94,297
Fresnillo PLC		5,612	84,693
Goldcorp, Inc.		8,141	111,775
Royal Gold, Inc.		1,176	109,180
			502,558
Miscellaneous Manufacturing	1.0%
3M Co.		1,537	302,359
Oil & Gas	4.5%
ConocoPhillips		1,861	129,563
Exxon Mobil Corp.		2,790	230,817
Phillips 66		1,911	214,624
Royal Dutch Shell PLC - Class B		12,680	454,089
TOTAL S.A.		6,163	375,763
			1,404,856
Packing & Containers	0.3%
Mayr Melnhof Karton A.G.		669	90,313
Pharmaceuticals	3.4%
AbbVie, Inc.		1,658	153,613
GlaxoSmithKline PLC		16,370	330,503
Pfizer, Inc.		4,342	157,528
Sanofi		5,498	440,772
			1,082,416

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Real Estate	3.6%
Hang Lung Properties Ltd.		209,000	$431,021
Hongkong Land Holdings Ltd.		29,800	213,070
Hopewell Holdings Ltd.		85,500	292,062
Hysan Development Co. Ltd.		38,000	212,144
			1,148,297
Real Estate Investment Trusts	3.9%
Columbia Property Trust, Inc.		14,764	335,290
Frasers Commercial Trust		242,400	245,513
JBG SMITH Properties		5,032	183,517
Weyerhaeuser Co.		12,973	472,996
			1,237,316
Retail	0.3%
Restaurant Group (The) PLC		24,489	90,947
Semiconductors	0.3%
Texas Instruments, Inc.		726	80,042
Software	2.8%
Microsoft Corp.		4,641	457,649
Oracle Corp.		9,833	433,242
			890,891
Telecommunications	2.4%
KDDI Corp.		14,486	396,577
Verizon Communications, Inc.		7,032	353,780
			750,357
TOTAL COMMON STOCKS (Cost $15,872,712)			15,331,405

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	28.8%
Commercial Services	2.7%
Carriage Services, Inc.(a)
6.63%, 06/01/26		$50,000	50,687
Service Corp. International
4.63%, 12/15/27		250,000	236,150
Sotheby’s(a)
4.88%, 12/15/25		600,000	574,500
			861,337
Distribution/Wholesale	1.6%
Performance Food Group, Inc.(a)
5.50%, 06/01/24		500,000	493,750
Electrical Component & Equipments	1.1%
Energizer Gamma Acquisition, Inc.(a)
6.38%, 07/15/26		50,000	50,844
Energizer Holdings, Inc.(a)
5.50%, 06/15/25		300,000	294,750
			345,594

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Entertainment	0.8%
Live Nation Entertainment, Inc.(a)
5.63%, 03/15/26		$250,000	$248,125
Food	4.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.63%, 06/15/24		250,000	236,025
Ingles Markets, Inc.
5.75%, 06/15/23		350,000	344,750
Pilgrim’s Pride Corp.(a)
5.88%, 09/30/27		400,000	371,000
Post Holdings, Inc.(a)
5.63%, 01/15/28		250,000	234,375
US Foods, Inc.(a)
5.88%, 06/15/24		270,000	274,725
			1,460,875
Food Service	1.1%
Aramark Services, Inc.(a)
5.00%, 02/01/28		350,000	334,250
Healthcare-Services	4.1%
Charles River Laboratories International, Inc.(a)
5.50%, 04/01/26		250,000	250,550
DaVita, Inc.
5.00%, 05/01/25		500,000	470,625
LifePoint Health, Inc.
5.38%, 05/01/24		600,000	577,500
			1,298,675
Household Products/Wares	3.1%
ACCO Brands Corp.(a)
5.25%, 12/15/24		500,000	498,750
Spectrum Brands, Inc.
5.75%, 07/15/25		500,000	493,750
			992,500
Media	4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/27(a)		250,000	233,906
5.00%, 02/01/28(a)		575,000	526,125
CSC Holdings LLC,
6.63%, 10/15/25(a)		250,000	255,938
5.38%, 02/01/28(a)		575,000	531,875
			1,547,844
Oil & Gas Services	0.4%
Apergy Corp.(a)
6.38%, 05/01/26		125,000	127,031

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Packing & Containers	1.8%
Berry Global, Inc.(a)
4.50%, 02/15/26		$250,000	$233,125
Plastipak Holdings, Inc.(a)
6.25%, 10/15/25		350,000	322,000
			555,125
Pipelines	1.8%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 5.15%)(b)
7.38%, 12/15/22		600,000	574,500
Software	0.8%
MSCI, Inc.(a)
5.38%, 05/15/27		250,000	250,000
TOTAL CORPORATE BONDS (Cost $9,367,537)			9,089,606

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	1.9%
SPDR Gold Shares		5,005	593,843
TOTAL EXCHANGE TRADED FUNDS (Cost $607,087)			593,843

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	12.1%
Banks	4.0%
Credit Agricole S.A.
(Variable, USD Swap 5Y + 4.90%)(b)
7.88%, 01/23/24		500,000	511,250
Intesa Sanpaolo S.p.A.(a)
5.02%, 06/26/24		250,000	226,916
UBS Group Funding Switzerland A.G.
(Variable, USD Swap 5Y + 4.87%)(b)
7.00%, 02/19/25		500,000	508,137
			1,246,303
Food	1.5%
JBS USA LUX S.A./JBS USA Finance, Inc.(a)
6.75%, 02/15/28		500,000	472,350
Media	1.6%
Virgin Media Secured Finance PLC
5.25%, 01/15/21		500,000	507,500
Oil & Gas	1.6%
Precision Drilling Corp.(a)
7.13%, 01/15/26		500,000	513,500
Packing & Containers	1.9%
OI European Group B.V.(a)
4.00%, 03/15/23		650,000	606,125

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Pharmaceuticals	1.5%
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 07/19/19		$500,000	$488,177
TOTAL FOREIGN ISSUER BONDS (Cost $3,963,551)			3,833,955

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	0.5%
Pipelines	0.5%
DCP Midstream L.P. (c)		6,000	149,940
TOTAL PREFERRED STOCKS (Cost $150,000)			149,940
RIGHTS	0.0%
Banks	0.0%
Intesa Sanpaolo S.p.A.(c)		106,374	—
TOTAL RIGHTS (Cost $0)			—

	Percentage of Net Assets	Principal Amount	Value
U.S. TREASURY OBLIGATIONS	4.9%
U.S. Treasury Notes	4.9%
1.75%, 11/30/19		1,260,300	1,247,599
1.88%, 12/31/19		300,000	297,316
			1,544,915
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,558,777)			1,544,915

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.7%
Northern Institutional Treasury Portfolio,1.70%		1,176,195	1,176,195
TOTAL SHORT-TERM INVESTMENTS (Cost $1,176,195)			1,176,195
TOTAL INVESTMENTS
(Cost $32,695,859)	100.5%		31,719,859
NET OTHER ASSETS (LIABILITIES)	(0.5%)		(157,793)
NET ASSETS	100.0%		$31,562,066

(a) Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b) Floating rate security. The rate presented is the rate in effect at June 30, 2018, and the related index and spread are shown parenthetically for each security.

(c) Non-income producing security.

Abbreviations:

REG – Registered

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

At June 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Euro	17,171	United States Dollar	20,000	9/21/18	$(180)
Goldman Sachs	Euro	851,863	United States Dollar	1,000,000	9/21/18	(1,186)
Goldman Sachs	Euro	858,012	United States Dollar	1,000,000	9/21/18	(8,414)
Total						$(9,780)

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

At June 30, 2018, the JOHCM Global Income Builder Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	57.3%
United Kingdom	6.6
France	6.7
Netherlands	5.7
Hong Kong	4.0
Germany	3.4
Canada	3.2
Switzerland	3.2
Japan	2.8
Italy	2.0
Brazil	1.5
Singapore	1.3
Denmark	1.2
Portugal	0.5
Sweden	0.5
Austria	0.3
Mexico	0.3
TOTAL	100.5%

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	78.8%
Finland	4.0%
Nokian Renkaat OYJ		1,220	$48,213
Wartsila OYJ Abp		2,072	40,723
			88,936
France	7.2%
Safran S.A.		768	93,319
Sanofi		852	68,305
			161,624
Germany	5.6%
Bayer A.G. - REG		304	33,495
CECONOMY A.G.		1,390	11,587
Henkel A.G. & Co. KGaA		401	44,604
SAP S.E.		310	35,822
			125,508
Hong Kong	3.5%
China Mobile Ltd.		8,838	78,516
Italy	3.1%
Enel S.p.A.		12,311	68,390
Japan	16.9%
Ain Holdings, Inc.		806	59,477
Inpex Corp.		531	5,513
Kao Corp.		740	56,478
Mitsubishi Electric Corp.		3,195	42,551
Nabtesco Corp.		1,084	33,387
Nippon Telegraph & Telephone Corp.		1,233	56,085
Qol Co. Ltd.		3,000	56,144
Sugi Holdings Co. Ltd.		1,178	68,202
			377,837
Netherlands	8.4%
Akzo Nobel N.V.		661	56,597
Royal Dutch Shell PLC - Class B		1,453	52,034
Wolters Kluwer N.V.		1,416	79,803
			188,434
Portugal	3.4%
Galp Energia SGPS S.A.		3,987	76,056
Switzerland	5.5%
Ferguson PLC		794	64,445
Roche Holding A.G. (Genusschein)		265	59,018
			123,463
United Kingdom	19.7%
Compass Group PLC		4,311	92,084
Experian PLC		1,516	37,504
National Grid PLC		7,263	80,364
Rio Tinto PLC		1,031	57,161

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
RSA Insurance Group PLC		7,409	$66,432
Sage Group (The) PLC		5,224	43,338
Unilever N.V. - CVA		1,138	63,504
			440,387
United States	1.5%
Philip Morris International, Inc.		422	34,072
TOTAL COMMON STOCKS (Cost $1,661,180)			1,763,223
PREFERRED STOCKS	2.7%
Guernsey	2.7%
Doric Nimrod Air Two Ltd., 8.74%(a)		22,769	61,902
TOTAL PREFERRED STOCKS (Cost $64,696)			61,902
TOTAL INVESTMENTS
(Cost $1,725,876)	81.5%		1,825,125
NET OTHER ASSETS (LIABILITIES)	18.5%		413,375
NET ASSETS	100.0%		$2,238,500

(a) Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:

REG – Registered

At June 30, 2018 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	6.8%
Consumer Staples	17.1
Energy	6.0
Financials	3.0
Health Care	7.2
Industrials	20.2
Information Technology	3.5
Materials	5.1
Telecommunication Services	6.0
Utilities	6.6
Total	81.5%

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	83.2%
Australia	5.9%
BHP Billiton Ltd.		6,970,816	$174,933,300
Newcrest Mining Ltd.		8,647,832	139,516,257
South32 Ltd.		58,587,070	156,520,079
			470,969,636
Canada	2.1%
First Quantum Minerals Ltd.		11,607,686	171,027,177
China	4.3%
Alibaba Group Holding Ltd. - ADR(a)		844,207	156,625,725
Momo, Inc. - ADR(a)		4,302,933	187,177,585
			343,803,310
Denmark	2.1%
Orsted A/S(b)		2,792,962	168,979,903
France	4.1%
L’Oreal S.A.		686,196	169,483,347
TOTAL S.A.		2,633,602	160,572,923
			330,056,270
Germany	10.1%
Deutsche Boerse A.G.		1,370,205	182,654,317
Henkel A.G. & Co. KGaA		1,142,887	127,126,694
Infineon Technologies A.G.		5,976,902	152,369,607
SAP S.E.		1,485,925	171,704,298
Siemens A.G. - REG		1,283,882	169,752,718
			803,607,634
Hong Kong	1.7%
Hong Kong Exchanges & Clearing Ltd.		4,401,121	132,388,161
Ireland	2.2%
Accenture PLC - Class A		1,064,594	174,156,933
Israel	1.9%
Check Point Software Technologies Ltd.(a)		1,594,296	155,730,833
Japan	30.0%
CyberAgent, Inc.		3,164,960	190,386,430
Japan Exchange Group, Inc.		8,704,990	161,889,305
Kao Corp.		2,376,413	181,372,803
KDDI Corp.		6,180,534	169,201,992
Mitsubishi Corp.		5,703,142	158,553,684
Mitsui & Co. Ltd.		9,686,964	161,646,263
Nippon Telegraph & Telephone Corp.		3,578,459	162,770,352
NTT DOCOMO, Inc.		6,279,144	160,076,629
ORIX Corp.		9,595,141	151,837,484
PeptiDream, Inc.(a)		3,654,348	152,161,354
Recruit Holdings Co. Ltd.		6,692,148	185,323,811
Renesas Electronics Corp.(a)		16,112,977	158,051,691
SBI Holdings, Inc.		6,718,902	173,199,172

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sekisui House Ltd.		8,864,467	$156,928,648
Taiheiyo Cement Corp.		2,243,434	73,859,160
			2,397,258,778
Netherlands	4.5%
Koninklijke DSM N.V.		1,816,315	182,668,502
Royal Dutch Shell PLC - Class B		4,933,000	176,657,732
			359,326,234
Norway	1.9%
Norsk Hydro ASA		25,967,172	155,560,397
Spain	2.2%
Amadeus IT Group S.A.		2,197,963	173,514,411
Sweden	1.9%
Boliden AB		4,656,074	151,065,409
Switzerland	1.7%
Adecco Group A.G. - REG		2,234,679	132,595,919
United Kingdom	6.6%
BP PLC		23,848,547	182,014,851
IHS Markit Ltd.(a)		3,352,792	172,970,539
Rio Tinto PLC		3,114,742	172,689,714
			527,675,104
TOTAL COMMON STOCKS (Cost $5,209,252,461)			6,647,716,109
TOTAL INVESTMENTS
(Cost $5,209,252,461)	83.2%		6,647,716,109
NET OTHER ASSETS (LIABILITIES)	16.8%		1,340,699,296
NET ASSETS	100.0%		$7,988,415,405

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At June 30, 2018 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	4.3%
Consumer Staples	6.0
Energy	6.5
Financials	10.0
Health Care	1.9
Industrials	12.3
Information Technology	16.6
Materials	17.3
Telecommunication Services	6.2
Utilities	2.1
Total	83.2%

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.7%
Australia	3.5%
APN Outdoor Group Ltd.		988,292	$4,593,101
GWA Group Ltd.		1,848,909	4,652,170
			9,245,271
Canada	4.2%
Heroux-Devtek, Inc.(a)		367,820	4,244,346
Laurentian Bank of Canada		95,645	3,263,709
ShawCor Ltd.		187,971	3,648,895
			11,156,950
China	3.5%
Dalian Refrigeration Co. Ltd. - Class B		5,432,942	1,959,726
Greatview Aseptic Packaging Co. Ltd.		6,301,000	3,758,626
Yestar Healthcare Holdings Co. Ltd.		10,797,500	3,660,823
			9,379,175
Denmark	3.1%
Brodrene Hartmann A/S		61,359	3,596,935
Royal Unibrew A/S		58,192	4,638,066
			8,235,001
Finland	2.3%
Teleste OYJ		280,911	2,355,384
Vaisala OYJ - Class A		145,950	3,681,513
			6,036,897
France	2.9%
Coface S.A.		367,072	4,080,907
Lectra		162,123	3,725,960
			7,806,867
Germany	3.7%
Gerresheimer A.G.		45,206	3,669,014
KWS Saat S.E.		8,892	3,156,760
SAF-Holland S.A.		201,555	3,036,349
			9,862,123
Hong Kong	9.2%
Mandarin Oriental International Ltd.		1,465,650	3,414,965
Pico Far East Holdings Ltd.		8,274,000	3,374,732
Sitoy Group Holdings Ltd.		15,168,000	3,247,966
SmarTone Telecommunications Holdings Ltd.		3,022,500	3,120,507
Vinda International Holdings Ltd.		1,867,000	3,241,121
Vitasoy International Holdings Ltd.		1,561,000	4,994,022
Wasion Holdings Ltd.		6,211,000	3,372,446
			24,765,759
Ireland	2.7%
Grafton Group PLC		330,910	3,476,279
Irish Continental Group PLC		599,274	3,639,128
			7,115,407

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Italy	1.4%
Banca IFIS S.p.A.		126,332	$3,803,337
Japan	18.3%
Ariake Japan Co. Ltd.		50,200	4,325,593
CKD Corp.		180,000	2,962,200
Daiseki Co. Ltd.		147,200	4,327,652
EPS Holdings, Inc.		201,100	4,315,708
Fujitec Co. Ltd.		230,200	2,838,125
Kintetsu World Express, Inc.		191,800	3,961,944
Lintec Corp.		110,100	3,197,141
Mani, Inc.		112,200	5,051,863
Optex Group Co. Ltd.		138,400	3,875,175
SHO-BOND Holdings Co. Ltd.		60,400	4,206,151
Taiyo Yuden Co. Ltd.		238,600	6,669,981
Transcosmos, Inc.		140,300	3,366,997
			49,098,530
Mexico	1.3%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		4,286,015	3,580,266
Netherlands	3.6%
Corbion N.V.		108,378	3,455,192
KAS Bank N.V. - CVA		240,226	2,743,641
Sligro Food Group N.V.		67,117	3,519,228
			9,718,061
Norway	1.5%
Borregaard ASA		369,895	3,996,729
South Korea	4.7%
Choong Ang Vaccine Laboratory		163,786	3,181,666
ISC Co. Ltd.		212,577	3,166,244
SK Bioland Co. Ltd.		152,764	2,590,614
SK Materials Co. Ltd.		23,410	3,757,783
			12,696,307
Sweden	8.1%
Ahlstrom-Munksjo OYJ		183,756	3,321,857
Avanza Bank Holding AB		75,505	3,877,779
BioGaia AB - Class B		89,433	3,989,001
Cloetta AB - Class B		1,016,692	3,085,236
IAR Systems Group AB		171,779	5,312,506
Kabe Husvagnar AB - Class B		115,997	2,091,553
			21,677,932
Switzerland	6.6%
Bobst Group S.A. - REG		34,620	3,551,845
Burckhardt Compression Holding A.G.		10,220	3,638,869
Gurit Holding A.G. - Bearer		3,970	3,231,162

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
LEM Holding S.A. - REG		2,536	$3,790,043
Valiant Holding A.G. - REG		29,309	3,326,600
			17,538,519
Taiwan	4.0%
Merida Industry Co. Ltd.		758,000	3,791,430
Paiho Shih Holdings Corp.		2,374,960	3,707,893
Sinmag Equipment Corp.		651,853	3,260,494
			10,759,817
Thailand	2.4%
Sahamitr Pressure Container PCL - REG		9,076,700	3,452,050
Vanachai Group PCL - REG		12,886,100	2,956,063
			6,408,113
United Kingdom	11.7%
A.G. Barr PLC		309,726	2,808,188
Bloomsbury Publishing PLC		1,420,343	4,423,815
Dart Group PLC		418,749	4,296,807
Genus PLC		138,075	4,803,438
Gooch & Housego PLC		192,302	3,800,514
Porvair PLC		672,063	4,328,341
Stallergenes Greer PLC(a)		87,955	3,153,315
SThree PLC		776,350	3,739,746
			31,354,164
TOTAL COMMON STOCKS (Cost $229,075,832)			264,235,225
RIGHTS	0.0%
South Korea	0.0%
Choong Ang Vaccine Laboratory(a)		19,734	84,106
TOTAL RIGHTS (Cost $—)			84,106
TOTAL INVESTMENTS
(Cost $229,075,832)	98.7%		264,319,331
NET OTHER ASSETS (LIABILITIES)	1.3%		3,502,114
NET ASSETS	100.0%		$267,821,445

(a)Non-income producing security.

Abbreviations:

REG – Registered

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

At June 30, 2018 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	11.8%
Consumer Staples	12.1
Energy	1.4
Financials	7.9
Health Care	13.2
Industrials	23.2
Information Technology	16.1
Materials	11.8
Telecommunication Services	1.2
Total	98.7%

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	97.8%
Ireland	3.4%
Allegion PLC		1,762	$136,308
Jazz Pharmaceuticals PLC(a)		679	116,992
			253,300
Netherlands	1.6%
Wright Medical Group N.V.(a)		4,694	121,856
United States	92.8%
Bank of the Ozarks, Inc.		4,414	198,807
Benefitfocus, Inc.(a)		5,736	192,730
BioMarin Pharmaceutical, Inc.(a)		1,094	103,055
Burlington Stores, Inc.(a)		1,034	155,648
Caesars Entertainment Corp.(a)		10,686	114,340
CONMED Corp.		2,657	194,492
First American Financial Corp.		3,998	206,777
First Republic Bank		1,964	190,096
FMC Corp.		1,720	153,441
ForeScout Technologies, Inc.(a)		4,307	147,558
Great Western Bancorp, Inc.		3,865	162,291
HD Supply Holdings, Inc.(a)		2,121	90,970
Helmerich & Payne, Inc.		1,797	114,577
Heska Corp.(a)		1,759	182,567
HubSpot, Inc.(a)		909	113,989
Integrated Device Technology, Inc.(a)		5,135	163,704
Jacobs Engineering Group, Inc.		3,033	192,565
Jones Lang LaSalle, Inc.		996	165,326
Leidos Holdings, Inc.		2,985	176,115
Lions Gate Entertainment Corp. - Class A		4,627	114,842
Martin Marietta Materials, Inc.		685	152,981
Masco Corp.		3,768	140,999
MasTec, Inc.(a)		4,610	233,957
MGM Growth Properties LLC - Class A		4,630	141,030
Mosaic (The) Co.		3,548	99,521
Newfield Exploration Co.(a)		4,620	139,755
Old Dominion Freight Line, Inc.		621	92,504
Pacira Pharmaceuticals, Inc.(a)		2,226	71,343
Pinnacle Foods, Inc.		3,021	196,546
Post Holdings, Inc.(a)		1,420	122,148
Rapid7, Inc.(a)		7,447	210,154
Raymond James Financial, Inc.		1,997	178,432
Sabre Corp.		7,758	191,157
SEI Investments Co.		1,762	110,160
Service Corp. International		4,373	156,510
ServiceMaster Global Holdings, Inc.(a)		2,870	170,679
SVB Financial Group(a)		576	166,326

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Syneos Health, Inc.(a)		3,927	$184,176
Tableau Software, Inc. - Class A(a)		1,968	192,372
Tapestry, Inc.		3,186	148,818
Terex Corp.		4,971	209,726
Toll Brothers, Inc.		2,484	91,883
Woodward, Inc.		2,381	183,004
Zayo Group Holdings, Inc.(a)		5,983	218,260
			6,936,331
TOTAL COMMON STOCKS (Cost $6,231,969)			7,311,487
TOTAL INVESTMENTS
(Cost $6,231,969)	97.8%		7,311,487
NET OTHER ASSETS (LIABILITIES)	2.2%		166,101
NET ASSETS	100.0%		$7,477,588

(a)Non-income producing security.

At June 30, 2018 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	12.8%
Consumer Staples	4.3
Energy	3.4
Financials	16.2
Health Care	13.0
Industrials	17.1
Information Technology	18.6
Materials	5.4
Real Estate	4.1
Telecommunication Services	2.9
Total	97.8%

See Notes to Schedule of Investments.

(This page has been intentionally left blank)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The JOHCM Asia Ex-Japan Equity Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Equity Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, the JOHCM International Small Cap Equity Fund, and the JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM International Select Fund and the JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares.The JOHCM International Select Fund is authorized to issue two classes of shares: Class I Shares and Class II Shares.The JOHCM Emerging Markets Small Mid Cap Equity Fund and the JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees incurred. As of June 30, 2018, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Class I Shares: June 26, 2014 Class II Shares: June 26, 2014 Institutional Shares: March 28, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund	Class I Shares: November 21, 2012 Class II Shares: December 18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Global Equity Fund	Class I Shares: March 22, 2013 Institutional Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM Global Income Builder Fund	Class I Shares: November 29, 2017 Institutional Shares: November 29, 2017	to seek a level of current income that is consistent with the preservation and long-term growth of capital in inflation-adjusted terms
JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term total return by investing in a concentrated portfolio of international equity securities
JOHCM International Select Fund	Class I Shares: July 29, 2009 Class II Shares: March 31, 2010	to seek long-term capital appreciation
JOHCM International Small Cap Equity Fund	Class I Shares: January 2, 2014 Class II Shares: November 18, 2013 Institutional Shares: October 1, 2013	to seek long-term capital appreciation
JOHCM US Small Mid Cap Equity Fund	Class I: October 31, 2014 Institutional Shares: October 31, 2014	to seek long-term capital appreciation

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Prior to November 18, 2013, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund, operated respectively as: the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and the JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund had no net assets or operations in the Trust, and therefore, activity shown in the Financial Highlights prior to the Reorganization represents operations and changes in net assets of the respective Scotia Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM Asia Ex-Japan Equity Fund
Common Stocks:
Thailand	$6,092,898	$3,432,958	$—	$9,525,856
All Other Common Stocks(1)	213,995,047	—	—	213,995,047
Total Investments	$220,087,945	$3,432,958	$—	$223,520,903
JOHCM Emerging Markets Opportunities Fund
Common Stocks(1)	$411,293,014	$—	$—	$411,293,014
Preferred Stocks(1)	8,966,735	—	—	8,966,735
Total Investments	$420,259,749	$—	$—	$420,259,749
JOHCM Emerging Markets Small Mid Cap Equity Fund
Common Stocks:
Thailand	$—	$300,715	$—	$300,715
All Other Common Stocks(1)	24,831,427	—	—	24,831,427
Equity-Linked Securities(1)	—	1,251,336	—	1,251,336
Preferred Stocks(1)	103,592	—	—	103,592
Total Investments	$24,935,019	$1,552,051	$—	$26,487,070
JOHCM Global Equity Fund
Common Stocks(1)	$469,364,811	$—	$—	$469,364,811
Total Investments	$469,364,811	$—	$—	$469,364,811

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM Global Income Builder Fund
Common Stocks(1)	$15,331,405	$—	$—	$15,331,405
Preferred Stocks(1)	149,940	—	—	149,940
Corporate Bonds(1)	—	9,089,606	—	9,089,606
Foreign Issuer Bonds(1)	—	3,833,955	—	3,833,955
Exchange Traded Funds(1)	593,843	—	—	593,843
Short-Term Investments	1,176,195	—	—	1,176,195
U.S. Treasury Obligations	—	1,544,915	—	1,544,915
Total Investments	$17,251,383	$14,468,476	$—	$31,719,859
JOHCM International Opportunities Fund
Common Stocks(1)	$1,763,223	$—	$—	$1,763,223
Preferred Stocks(1)	61,902	—	—	61,902
Total Investments	$1,825,125	$—	$—	$1,825,125
JOHCM International Select Fund
Common Stocks(1)	$6,647,716,109	$—	$—	$6,647,716,109
Total Investments	$6,647,716,109	$—	$—	$6,647,716,109
JOHCM International Small Cap Equity Fund
Common Stocks:
Thailand	$—	$6,408,113	$—	$6,408,113
All Other Common Stocks(1)	257,827,112	—	—	257,827,112
Rights	84,106	—	—	84,106
Total Investments	$257,911,218	$6,408,113	$—	$264,319,331
JOHCM US Small Mid Cap Equity Fund
Common Stocks(1)	$7,311,487	$—	$—	$7,311,487
Total Investments	$7,311,487	$—	$—	$7,311,487

(1) See additional categories in the Schedule of Investments.

As of June 30, 2018 there were no Level 3 securities held by the Funds. The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2018.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

At June 30, 2018, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair value	% of Net Assets
JOHCM Emerging Markets Small Mid Cap Equity Fund	CLSA Global Markets Pte Ltd.	$1,251,336	4.6%

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Asia Ex-Japan Equity Fund	$228,624,023	$18,926,517	$(24,029,637)	$(5,103,120)
JOHCM Emerging Markets Opportunities Fund	392,898,936	45,447,328	(18,086,515)	27,360,813
JOHCM Emerging Markets Small Mid Cap Equity Fund	25,875,472	2,575,219	(1,963,621)	611,598
JOHCM Global Equity Fund	339,336,415	130,505,132	(476,736)	130,028,396
JOHCM Global Income Builder	32,759,812	399,771	(1,449,504)	(1,049,733)
JOHCM International Opportunities Fund	1,736,474	155,617	(66,966)	88,651
JOHCM International Select Fund	5,222,660,719	1,482,009,742	(56,954,352)	1,425,055,390
JOHCM International Small Cap Equity Fund	229,351,523	49,309,136	(14,341,328)	34,967,808
JOHCM US Small Mid Cap Equity Fund	6,238,859	1,262,789	(190,161)	1,072,628

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	104.4%
PRIVATE(a)	62.5%
Home Equity	62.5%
Argent Securities Trust Series 2006-M2 (Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor)(b) 2.33%, 09/25/36		$1,203,770	$520,693
Bella Vista Mortgage Trust Series 2004-1 (Floating, ICE LIBOR USD 1M + 0.70%, 0.35% Floor, 11.25% Cap)(b) 2.78%, 11/20/34		553,999	525,105
Chase Funding Trust Series 2003-3 (Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor)(b) 2.63%, 04/25/33		280,355	263,903
Countrywide Alternative Loan Trust Series 2004-12CB 5.50%, 07/25/34		4,482,019	4,571,803
Countrywide Asset-Backed Certificates Series 2006-22 (Floating, ICE LIBOR USD 1M + 0.23%, 0.23% Floor)(b) 2.32%, 05/25/47		5,092,918	999,225
Countrywide Home Equity Loan Trust Series 2006-S2 4.43%, 07/25/27		352,674	509,270
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4 (Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor)(b) 2.27%, 04/25/37		5,600,000	2,511,079
Home Equity Mortgage Trust Series 2005-3 (Floating, ICE LIBOR USD 1M + 1.08%, 0.72% Floor)(b) 3.17%, 11/25/35		628,348	616,701
JP Morgan Mortgage Acquisition Corp. Series 2006-WMC1 (Floating, ICE LIBOR USD 1M + 0.34%, 0.34% Floor)(b) 2.43%, 03/25/36		5,193,876	874,031
JP Morgan Mortgage Acquisition Trust Series 2007-CH1 4.94%,(c) 11/25/36		485,462	236,975
Lehman Mortgage Trust Series 2008-4 (Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(b) 2.47%, 01/25/37		671,197	355,735
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 (Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor)(b) 2.35%, 07/25/37		4,433,500	2,722,382
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3 (Floating, ICE LIBOR USD 1M + 1.08%, 0.54% Floor)(b) 3.17%, 03/25/33		49,094	48,691
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 5.82%,(c) 03/25/47		937,157	945,419
Saxon Asset Securities Trust Series 2003-1 4.03%, 06/25/33		190,976	193,529
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2 (Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap)(b) 2.44%, 01/25/45		258,687	256,134
			16,150,675

See notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. GOVERNMENT AGENCIES	41.9%
Fannie Mae Pool TBA 3.00%, 07/18/48		$10,000,000	$9,687,110
Government National Mortgage Association Series 2017-117 (Floating, 6.20% - LIBOR USD 1M, 6.20% Cap)(b) 4.12%, 08/20/47		6,523,030	1,126,051
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $25,760,179)			26,963,836

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS(a)	33.2%
Northern Institutional Treasury Portfolio 1.75%		8,557,291	8,557,291
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,557,291)			8,557,291
TOTAL INVESTMENTS
(Cost $34,317,470)	137.6%		35,521,127
NET OTHER ASSETS (LIABILITIES)	(37.6%)		(9,699,107)
NET ASSETS	100.0%		$25,822,020

(a) All or a portion of these securities are designated as collateral for the TBA security at June 30, 2018.

(b) Floating rate security. The rate presented is the rate in effect at June 30, 2018, and the related index and spread are shown parenthetically for each security.

(c) The interest rate on this certificate may increase 0.50% per annum after the first possible termination date.

Abbreviations:

TBA – To-be-announced

See notes to Schedule of Investments.

3

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015 the Fund became publicly available for investment.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund. The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

4

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities(1)	$—	$26,963,836	$		$26,963,836
Short-Term Investments	8,557,291	—		—	8,557,291
Total Investments	$8,557,291	$26,963,836		$—	$35,521,127

(1) See additional categories in the Schedule of Investments.

As of June 30, 2018, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2018.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

5

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of June 30, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$34,317,470	$1,731,537	$(527,880)	$1,203,657

6

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
U.S. TREASURY OBLIGATIONS	68.6%
U.S. Treasury Bills	45.2%
1.68%, 7/12/18(a)		$200,000	$199,895
1.75%, 7/12/18(a)		331,400	331,223
1.74%, 7/19/18(a)		250,000	249,779
1.85%, 8/9/18(a)		800,000	798,399
1.89%, 9/13/18(a)		433,700	431,988
1.81%, 9/27/18(a)		563,750	561,121
1.82%, 9/27/18(a)		973,000	968,457
2.22%, 4/25/19(a)		25,000	24,545
2.29%, 5/23/19(a)		35,000	34,279
			3,599,686
U.S. Treasury Floating Rate Notes	13.9%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 1.91%, 7/2/18(b)		200,000	199,917
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 1.94%, 7/2/18(b)		334,000	333,994
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 1.97%, 7/2/18(b)		575,000	575,661
			1,109,572
U.S. Treasury Notes	9.5%
1.75%, 10/31/18		100,000	99,936
1.00%, 11/30/18		196,000	195,125
1.38%, 11/30/18		200,000	199,495
1.38%, 2/28/19		265,850	264,436
			758,992
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,468,250)			5,468,250
REPURCHASE AGREEMENTS(c)	31.3%
Repurchase Agreements	31.3%
BNP Paribas S.A., dated 6/29/18, repurchase price $1,500,263, 2.10%, 7/2/18		1,500,000	1,500,000
JPMorgan Securities LLC, dated 6/29/18, repurchase price $1,000,176, 2.10%, 7/2/18		1,000,000	1,000,000
			2,500,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,500,000)			2,500,000
TOTAL INVESTMENTS
(Cost $7,968,250)	99.9%		7,968,250
NET OTHER ASSETS (LIABILITIES)	0.1%		5,311
NET ASSETS	100.0%		$7,973,561

(a)Discount rate at the time of purchase.

(b)Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(c)The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Bills	$59,405	0.00%	8/2/18 — 6/20/19
U.S. Treasury Bonds	$498,776	0.00% — 9.00%	8/15/18 — 11/15/47
U.S. Treasury Notes	$1,992,926	0.13% — 3.75%	7/15/18 — 2/15/27
Total	$2,551,107

See Notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The NTAM Treasury Assets Fund (the “Fund”) is a series of the Trust, and commenced operations on April 5, 2018. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund may be made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Fund is a diversified fund. The investment objective of the NTAM Treasury Assets Fund is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

NTAM Treasury Assets Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accruing or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If amortized cost does not approximate fair value, such securities will be fair valued in good faith by the Fund’s Fair Value Committee in accordance with procedures established by and under the general supervision of the Trustees.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing Fund’s investments based upon the three fair value levels as follows:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments held by NTAM
Treasury Assets Fund(1)	$—	$7,968,250	$—	$7,968,250

(1) See investment categories in the Schedule of Investments.

As of June 30, 2018, there were no Level 1 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2018.

2

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Fund to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited. The Fund has entered into such repurchase agreements at June 30, 2018, as reflected in the accompanying Schedule of Investments.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NTAM Treasury Assets Fund	$7,968,250	$—	$—	$—

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President and Principal Executive Officer

Date:	August 28, 2018

By:	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	August 28, 2018